Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ (41,683)	$ (5,905)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	1,584	1,534
Loss (gain) on disposal of property, equipment and inventory	85	(36)
Gains on sales of marketable securities	0	(4)
Grants recognized in other income and income from operations	(334)	(585)
Remeasurement of acquisition liabilities and royalty agreement	33,614	(5,024)
Stock compensation expense	961	1,491
Calculated interests on amortized method	761	0
Income tax	(5,229)
Increase (decrease) in cash from:
Accounts receivable	381	2,295
Inventory	(351)	37
Prepaid expenses and other current assets	513	309
Research and development tax credit receivable	(2,636)	(2,830)
Accounts payable	(347)	713
Deferred revenue	(641)	(2,260)
Accrued expenses	(420)	(714)
Other current liabilities	175	10
Other long-term assets and liabilities	105	(302)
Net cash provided by (used in) operating activities	(13,462)	(11,271)
Cash flows from investing activities:
Purchases of property and equipment	(515)	(514)
Proceeds from disposal of property and equipment	7	67
Purchase of marketable securities	0	(2,905)
Proceeds from sales of marketable securities	5,018	7,851
Cash transferred on acquisition	0	1,771
Net cash provided by (used in) investing activities	4,510	6,270
Cash flows from financing activities:
Proceeds from loan or conditional grants	14,408	5,855
Earnout payments for acquisition	(75)	0
Principal payments on capital lease obligations	(38)	(48)
Cash proceeds from issuance of ordinary shares and warrants	297	602
Reimbursment of loan or conditional grants	(23)	0
Net cash provided by (used in) financing activities	14,569	6,409
Effect of exchange rate changes on cash and cash equivalents	(23)	(109)
Net increase (decrease) in cash and cash equivalents	5,594	1,299
Cash and cash equivalents, beginning of period	2,742	3,456
Cash and cash equivalents, end of period	8,336	4,755
Supplemental disclosures of cashflow information:
Income tax paid	40	95
Interest paid	$ 331	$ 52